February 7, 2006







Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

     We transmit herewith for filing under the Securities Exchange Act of 1934, Form 10-Q for Delta Natural Gas Company, Inc.

                                       Sincerely,

                                       /s/John F. Hall

                                       John F. Hall
                                       Vice President - Finance,
                                       Secretary & Treasurer